Fees Summary	Feb. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,775,000
Previously Paid Amount	0.00
Total Fee Amount	731.05
Total Offset Amount	0.00
Net Fee	731.05
Narrative - Max Aggregate Offering Price	$ 4,775,000
Final Prospectus	true